RECONCILIATION OF PROFIT BEFORE TAXATION TO HEADLINE OPERATING PROFIT	12 Months Ended
Dec. 31, 2025
Disclosure Of Reconciliation Of Profit Before Interest And Taxation To Headline PBIT [Abstract]
RECONCILIATION OF PROFIT BEFORE TAXATION TO HEADLINE OPERATING PROFIT
29. RECONCILIATION OF PROFIT BEFORE TAXATION TO HEADLINE OPERATING PROFIT
Reconciliation of profit before taxation to headline operating profit:

	2025	2024	2023
	£m	£m	£m
Profit before taxation	131	1,031	346
Finance and investment income	(78)	(137)	(127)
Finance costs	352	417	389
Revaluation and retranslation of financial instruments	16	50	(7)
Profit before interest and taxation	421	1,361	601
Earnings from associates	(39)	(36)	(70)
Operating profit[1]	382	1,325	531
Goodwill impairment	641	237	63
Amortisation and impairment of acquired intangible assets	61	93	728
Other impairment charges	5	26	18
Restructuring and transformation costs	68	251	196
Property-related restructuring costs	127	26	232
Gains on disposal of investments and subsidiaries	(6)	(322)	(7)
Gain on disposal of property	—	(7)	—
Other transaction costs	—	10	—
Legal provision charges/(gains)	43	68	(11)
Headline operating profit[1]	1,321	1,707	1,750
Note
[1]Operating profit margin is calculated as operating profit as a percentage of revenue. Headline operating profit margin is calculated as headline operating profit as a percentage of revenue less pass-through costs
Headline operating profit is one of the metrics that management uses to assess the performance of the business. Reconciling items in the above table are components of operating profit, which are included in Note 3: Costs of services and general and administrative costs.